Financial Liabilities - Convertible Senior Subordinated Notes due 2026 - Narrative (Details)			1 Months Ended	12 Months Ended
	May 15, 2025 USD ($)	Apr. 15, 2025 USD ($)	Apr. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) item $ / shares	Jun. 30, 2025 USD ($)	Apr. 14, 2020 $ / shares
Financial Liabilities
Closing stock, price per share | $ / shares				$ 1.38		$ 14.82
1.5% Convertible Senior Subordinated Notes due 2026
Financial Liabilities
Principal Amount					$ 100,000
Number of events in default | item				0
Contractual term				6 years
Cash paid to repurchase debt		$ 170,000,000
Repurchase Amount	$ 59,900,000	$ 170,000,000
Aggregate principal amount	$ 59,900,000
Percentage of redemption price	100.00%
Convertible Debt [Member] | 1.5% Convertible Senior Subordinated Notes due 2026
Financial Liabilities
Principal Amount			$ 230,000,000
Net proceeds from offering			$ 222,200,000
Stated interest rate			1.50%
Initial conversion rate, shares of common stock | shares			51.9224
Principal amount of notes converted into shares			$ 1,000
Initial conversion price per common share | $ / shares			$ 19.26
Interest rate description			The 2026 Convertible Notes accrue interest at a rate of 1.5% per annum, payable semi-annually in arrears on April 15 and October 15 of each year, since October 15, 2020
Debt instrument maturity date			Apr. 15, 2026
Convertible notes, premium percentage			30.00%
Convertible notes, covenant compliance				As of December 31, 2024, the Company was in full compliance with these covenants, and there were no events of default under the 2026 Convertible Notes.
Debt issuance costs				$ 900,000
Effective interest rate				2.10%
Convertible Debt [Member] | 1.5% Convertible Senior Subordinated Notes due 2026 | Scenario, Plan [Member]
Financial Liabilities
Convertible notes, converted amount				$ 16,500,000